Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	¥ (74,499)	¥ 51,715	¥ 5,582
Income tax paid	(627)	(624)	(6,425)
Net cash generated from operating activities	(75,126)	51,091	(843)
Net cash used in investing activities	3,111	(11,525)	(127,368)
Net cash used in financing activities	45,552	(45,235)	17,697
Net (decrease)/increase in cash and cash equivalents	(26,463)	(5,669)	(110,514)
Cash and cash equivalents at beginning of the year	39,289	44,384
Cash and cash equivalents at end of the year	12,161	39,289	44,384
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Cash flows from operating activities
Cash generated from operations	(1,905)	1,217	3,192
Income tax paid	(136)	(211)	(1,070)
Net cash generated from operating activities	(2,041)	1,006	2,122
Net cash used in investing activities	(68)	(589)	(78)
Net cash used in financing activities	2,520	(18)	(2,175)
Net (decrease)/increase in cash and cash equivalents	411	399	(131)
Cash and cash equivalents at beginning of the year	695	296	427
Cash and cash equivalents at end of the year	1,106	695	296
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Cash flows from operating activities
Cash generated from operations	(11,224)	2,587	(2,240)
Income tax paid		(27)	(444)
Net cash generated from operating activities	(11,224)	2,560	(2,684)
Net cash used in investing activities	(20)	(2,437)	(5,407)
Net cash used in financing activities	10,783		(2,082)
Net (decrease)/increase in cash and cash equivalents	(461)	123	(10,173)
Cash and cash equivalents at beginning of the year	584	461	10,634
Cash and cash equivalents at end of the year	123	584	461
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Cash flows from operating activities
Cash generated from operations	(81)	(1,419)	7,208
Net cash generated from operating activities	(81)	(1,419)	7,208
Net cash used in investing activities	(13)	(767)	(4,305)
Net cash used in financing activities	(505)	2,880	(3,081)
Net (decrease)/increase in cash and cash equivalents	(599)	694	(178)
Cash and cash equivalents at beginning of the year	703	9	187
Cash and cash equivalents at end of the year	104	703	9
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Cash flows from operating activities
Cash generated from operations	779	2,162	2,462
Income tax paid	(50)	(8)	(14)
Net cash generated from operating activities	729	2,154	2,448
Net cash used in investing activities	(594)	(1,300)	(1,673)
Net cash used in financing activities	(586)	(100)	(629)
Net (decrease)/increase in cash and cash equivalents	(451)	754	146
Cash and cash equivalents at beginning of the year	976	222	76
Cash and cash equivalents at end of the year	525	976	222
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Cash flows from operating activities
Cash generated from operations	58	47	2,544
Net cash generated from operating activities	58	47	2,544
Net cash used in investing activities	(115)		(1,848)
Net cash used in financing activities	(163)		(1,646)
Net (decrease)/increase in cash and cash equivalents	(220)	47	(950)
Cash and cash equivalents at beginning of the year	561	514	1,464
Cash and cash equivalents at end of the year	¥ 341	¥ 561	¥ 514